UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-09589

DWS RREEF Securities Trust

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS RREEF Real Estate Securities Fund

(formerly Scudder RREEF Real Estate Securities Fund)

	Shares	Value ($)

Common Stocks 97.9%
Apartments 18.8%
Apartment Investment & Management Co. "A" (REIT)	890,147	41,747,894
Archstone-Smith Trust (REIT)	1,378,721	67,240,223
AvalonBay Communities, Inc. (REIT)	609,507	66,497,214
BRE Properties, Inc. "A" (REIT)	254,800	14,268,800
Equity Residential (REIT)	1,555,875	72,799,391
Essex Property Trust, Inc. (REIT)	221,809	24,117,293

		286,670,815
Health Care 3.8%
LTC Properties, Inc. (REIT)	160,674	3,737,277
Nationwide Health Properties, Inc. (REIT)	658,663	14,161,254
Ventas, Inc. (REIT)	1,185,081	39,320,988

		57,219,519
Hotels 9.5%
FelCor Lodging Trust, Inc. (REIT)	1,499,100	31,631,010
Host Marriott Corp. (REIT)	2,631,551	56,315,192
LaSalle Hotel Properties (REIT)	304,815	12,497,415
Starwood Hotels & Resorts Worldwide, Inc.	662,773	44,889,615

		145,333,232
Industrial 8.5%
AMB Property Corp. (REIT)	869,800	47,204,046
Liberty Property Trust (REIT)	394,000	18,581,040
ProLogis (REIT)	1,027,448	54,968,468
PS Business Parks, Inc. (REIT)	163,900	9,165,288

		129,918,842
Manufactured Homes 1.1%
American Land Lease, Inc. (REIT)	111,572	3,051,494
Equity Lifestyle Properties, Inc. (REIT)	286,594	14,258,052

		17,309,546
Office 27.3%
BioMed Realty Trust, Inc. (REIT)	364,831	10,813,591
Boston Properties, Inc. (REIT)	865,359	80,694,727
Brandywine Realty Trust (REIT)	394,100	12,516,616
Brookfield Properties Corp. (REIT)	452,900	15,466,535
Corporate Office Properties Trust (REIT)	371,160	16,976,858
Digital Realty Trust, Inc. (REIT)	411,493	11,591,758
Duke Realty Corp. (REIT)	692,328	26,273,847
Equity Office Properties Trust (REIT)	1,123,284	37,719,877
Highwoods Properties, Inc. (REIT)	317,263	10,701,281
Kilroy Realty Corp. (REIT)	188,000	14,524,880
Lexington Corporate Properties Trust (REIT)	107,960	2,250,966
Mack-Cali Realty Corp. (REIT)	427,376	20,514,048
Reckson Associates Realty Corp. (REIT)	681,300	31,217,166
SL Green Realty Corp. (REIT)	138,900	14,098,350
Vornado Realty Trust (REIT)	1,008,908	96,855,168

Washington Real Estate Investment Trust (REIT)	388,100	14,095,792

		416,311,460
Regional Malls 16.0%
General Growth Properties, Inc. (REIT)	1,056,182	51,615,614
Simon Property Group, Inc. (REIT)	1,505,095	126,638,693
Taubman Centers, Inc. (REIT)	343,480	14,312,812
The Macerich Co. (REIT)	704,446	52,093,782

		244,660,901
Shopping Centers 7.9%
Equity One, Inc. (REIT)	616,468	15,140,454
Federal Realty Investment Trust (REIT)	514,587	38,696,942
Inland Real Estate Corp. (REIT)	767,472	12,517,468
Pan Pacific Retail Properties, Inc. (REIT)	272,034	19,287,211
Regency Centers Corp. (REIT)	515,200	34,616,288

		120,258,363
Specialty Services 0.6%
Entertainment Properties Trust (REIT)	226,423	9,505,237

Storage 4.4%
FrontLine Capital Group*	12,400	0
Public Storage, Inc. (REIT)	615,140	49,967,822
Sovran Self Storage, Inc. (REIT)	185,852	10,259,031
U-Store-It Trust (REIT)	314,714	6,341,487

		66,568,340

Total Common Stocks (Cost $1,102,972,123)		1,493,756,255
Cash Equivalents 3.0%
Cash Management QP Trust, 4.64% (a) (Cost $46,310,155)	46,310,155	46,310,155
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,149,282,278)	100.9	1,540,066,410
Other Assets and Liabilities, Net	(0.9)	(14,244,753)

Net Assets	100.0	1,525,821,657

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006